INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

9.  INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company, being a Cayman incorporated company, is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

BVI

Under the current laws of BVI, RDA Micro BVI and RDA International, being BVI incorporated companies, are not subject to tax on income or capital gain. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

RDA Tech, the Company’s subsidiary, is incorporated in Hong Kong. Prior to 2010, RDA Tech was a trading entity whose profits were fully subject to profits tax at the prevailing rate of 16.5%. Beginning in 2010, RDA Tech started to have substantial involvement in manufacturing arrangements in the PRC, and began to claim 50% of its profits as offshore sourced and excluded from profits subject to the 16.5% prevailing profits tax rate.  The Company has received an inquiry letter from Hong Kong Inland Revenue Department seeking information resulting in the 50% of its profits as offshore sourced excluded from profits applied. The Company does not believe it will result in a change in the tax position. If the tax authority determines that RDA Hong Kong should not have enjoyed the preferential tax treatment, then it would be subject to additional USD2,368 and USD4,553 in tax liabilities for the years ended December 31, 2010 and 2011 respectively.

PRC

Prior to January 1, 2008, the Company’s subsidiaries, RDA Shanghai and RDA Beijing that were established in the PRC were subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the Enterprise Income Tax Law and the Income Tax Law of the PRC Concerning Foreign Investment Enterprises (“FIE”) and Foreign Enterprises (collectively, the “previous EIT Law”). Pursuant to the previous EIT Law, enterprises were generally subject to a state tax rate of 30% and a local tax rate of 3% for a total statutory tax rate of 33%. RDA Beijing entered into its first cumulatively profitable year in 2006. Its applicable EIT rate for year 2006 and 2007 was 33%. RDA Shanghai was registered in the Pudong New District of Shanghai and was subject to an EIT rate of 15% pursuant to the local tax preferential treatment before January 1, 2008. In addition, under previous EIT Law, foreign-invested Integrated Circuit (“IC”) design enterprises were entitled to a two year income tax exemption and a three year 50% tax rate reduction starting from their respective first cumulatively profitable year (the “2+3 Tax Holiday”). RDA Shanghai qualifies as an IC design enterprise and entered into its first cumulatively profitable years in 2005. RDA Shanghai was exempted from EIT for years 2005 and 2006, and was entitled to an income tax rate of 7.5% (50% of the preferential rate of 15%) for year 2007.

Effective January 1, 2008, the new Corporate Income Tax Law (the “CIT Law”) in China supersedes the previous EIT Law. The CIT Law applies a uniform income tax rate of 25%. The enterprises which were entitled to a preferential tax treatment such as a reduced tax rate were eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The phasing-in rates during the 5-year transition period are 18%, 20%, 22%, 24% and 25%, respectively. Therefore, RDA Shanghai is entitled to an income tax rate of 9% and 10% for year 2008 and 2009, respectively (i.e. 50% of transitional tax rate of 18% and 20%, respectively). In December 2008, RDA Shanghai qualified as a High and New Technology Enterprise (“NHTE”) which, according to the CIT Law, could apply for and then enjoy a preferential CIT rate of 15% for the succeeding three years from 2008 to 2010 and RDA Shanghai had applied for and obtained such preferential CIT treatment. As a result, its CIT rate for year 2010 was 15% after the expiration of 2+3 Tax Holiday in year 2009. In 2011, RDA Shanghai has completed the renewal of such NHTE qualification for the succeeding three years from 2011 to 2013.

The CIT law also allows foreign-invested IC design enterprises which were established prior to January 1, 2008, entitled to 2+3 Tax Holiday. In 2008, RDA Beijing qualified as an IC design enterprise and entered into its first year of the 2+3 Tax Holiday. Accordingly, RDA Beijing was exempted from CIT for the years 2008 and 2009 and was subject to CIT at a rate of 12.5% in 2010 and will be subject to that rate in 2011 and 2012. RDA Beijing also qualified as a NHTE in 2008. However, it elected not to apply for the preferential CIT rate of 15% because RDA Beijing was entitled to a lower rate under 2+3 Tax Holiday.

Effective from February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a FIE to its immediate holding company outside PRC would be subject to withholding taxes at a rate of 10%. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. The Company’s subsidiaries in China are considered FIEs and are wholly owned by RDA Tech, incorporated in Hong Kong. According to the tax treaty between the PRC and Hong Kong, dividends payable to its Hong Kong parent from FIE in the PRC will be subject to withholding tax at a rate of 5%. The Company has not provided deferred taxes on the undistributed earnings of its FIEs in the PRC because the Company intents to indefinitely invest all of FIEs’ earnings to further expand its businesses in the PRC. If such earnings were distributed in the form of dividends, additional tax may result. Determination of the related amount of unrecognized deferred taxes is not practicable.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Statutory income tax rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(22)%	(13)%	(17)%
Effective income tax rate	3%	12%	8%

Significant components of deferred tax assets

	December 31,
	2010	2011
Property and equipment basis difference	18	14
Net operating loss carry-forwards	114	—
Total deferred tax assets	132	14

The provision for income taxes for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Current income tax expense	191	2,368	4,553
Deferred income tax expense before valuation allowance	186	140	118
	377	2,508	4,671

As of December 31, 2011, the Company recorded a liability for uncertain tax provisions in accordance with ASC 740 that amounted to approximately USD229. The activity in the Company’s unrecognized tax benefits in 2009, 2010 and 2011 is summarized as follows:

Balances as of January 1, 2008	222
Exchange rate difference	15
Balance as of December 31, 2008	237
Exchange rate difference	1
Balance as of December 31, 2009	238
Exchange rate difference	7
Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12
Balance as of December 31, 2011	229

The Company does not expect significant increases or decreases in unrecognized tax benefits within 12 months of December 31, 2011. The Company has not been subject to an examination by any major tax jurisdictions. The Company accrued interest and income tax penalties of USD148 and USD161 as of December 31, 2010, and 2011, respectively. No income taxes or income tax penalties were paid in any of the periods presented.

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	For the Year Ended December 31,
	2009	2010	2011
The aggregated dollar effect	(201)	(146)	(687)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)